Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 28, 2017	Dec. 29, 2016	Dec. 31, 2015
Accrued Expenses
Accrued incentive compensation		$ 14,799	$ 9,236
Accrued legal fees		13,642	183
Other		33,064	26,422
Accrued expenses	$ 65,878	$ 61,505	$ 35,841